Disclosure -Earnings (Loss) per share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss attributable to SecureTech shareholders	$ (1,042,248)	$ (93,887)	$ (1,431,385)	$ (188,252)	$ 112,777	$ (409,440)
Deduct: Accretions of redeemable NCI to redemption value	15,065		46,227		$ (2,172)
Net loss attributable to common stock for EPS calculation	$ (1,057,313)	$ (93,887)	$ (1,477,612)	$ (188,252)
Basic – weighted average shares outstanding	17,091,843	78,073,914	17,637,604	46,000,410	40,010,980	78,148,402
Diluted – weighted average shares outstanding	17,091,843	78,073,914	17,637,604	46,000,410	222,960,980	78,148,402
	$ (0.06)	$ (0.00)	$ (0.08)	$ (0.00)	$ 0.00	$ (0.01)
	$ (0.06)	$ (0.00)	$ (0.08)	$ (0.00)	$ 0.00	$ (0.01)